Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Jun. 30, 2013	$ (4,162,212)	$ 6,667	$ 3,847,591	$ (8,016,470)
Balance (in shares) at Jun. 30, 2013		6,666,667
Stock-based compensation	1,081,792	$ 0	1,081,792	0
Beneficial conversion feature	2,922,938	0	2,922,938	0
Fair value of warrants for financing and conversion	6,476,606	0	6,476,606	0
Fair value of warrants issued	690,187	0	690,187	0
Issuance of common stock	3,483,408	$ 5,725	3,477,683	0
Issuance of common stock (in shares)		5,725,327
Issuance of common stock for note conversions	4,964,879	$ 5,298	4,959,581	0
Issuance of common stock for note conversions (in shares)		5,297,964
Issuance of common stock as repayment of related party balance	275,000	$ 176	274,824	0
Issuance of common stock as repayment of related party balance (in shares)		176,283
Cashless exercise of warrants	0	$ 101	(101)	0
Cashless exercise of warrants (in shares)		100,550
Issuance of common stock for services	404,587	$ 125	404,462	0
Issuance of common stock for services (in shares)		125,001
Net loss	(9,730,454)	$ 0	0	(9,730,454)
Balance at Jun. 30, 2014	6,406,731	$ 18,092	24,135,563	(17,746,924)
Balance (in shares) at Jun. 30, 2014		18,091,792
Stock-based compensation	2,846,828	$ 0	2,846,828	0
Fair value of warrants issued	6,026,070	0	6,026,070	0
Issuance of common stock	$ 4,768,123	$ 6,042	4,762,081	0
Issuance of common stock (in shares)	166,668	6,040,921
Issuance of common stock for services	$ 368,419	$ 207	368,212	0
Issuance of common stock for services (in shares)		205,506
Net loss	(11,362,364)	$ 0	0	(11,362,364)
Balance at Jun. 30, 2015	$ 9,053,807	$ 24,341	$ 38,138,754	$ (29,109,288)
Balance (in shares) at Jun. 30, 2015		24,338,219